UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   --------

                                   FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)
                                   --------


                             One Freedom Valley Drive
                                   Oaks, PA 19456
                 (Address of principal executive offices) (Zip code)

                                   Timothy D. Barto
                     c/o SEI Investments Management Corporation
                               One Freedom Valley Drive
                                    Oaks, PA 19456
                       (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                       DATE OF FISCAL YEAR END: MARCH 31, 2005

                      DATE OF REPORTING PERIOD: DECEMBER 31, 2004


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ITEM 1.   SCHEDULE OF INVESTMENTS







    SEI OPPORTUNITY MASTER FUND, L.P.

    Quarterly Report (Unaudited)

    December 31, 2004




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


                        SEI Opportunity Master Fund, L.P.
                       Schedule of Investments (Unaudited)
                                December 31, 2004

                    INVESTMENTS                           COST            VALUE       % OF NET ASSETS
--------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS*
Convertible Bond Hedging:
   Alta Partners Discount Convertible
       Arbitrage, LP                                      $2,962,500     $2,941,110          4.55%
   Alta Partners Investment Grade, LP                      4,472,500      4,311,077         6.67
   Forest Fulcrum Fund, LP                                 2,485,000      2,533,926         3.92
   Lydian Partners II, LP                                  5,010,000      4,941,792         7.65
                                                     ---------------------------------------------------
Total Convertible Bond Hedging                            14,930,000     14,727,905        22.79

Credit Hedging:
   Canyon Value Realization Fund, LP                       3,610,000      4,003,745         6.19
   Ore Hill Fund, LP                                         750,000        814,406         1.26
   Solus, LLC                                              3,460,000      3,997,303         6.19
   SRS Strategic Opportunities, LP                         3,460,000      3,687,970         5.71
                                                     ---------------------------------------------------
Total Credit Hedging                                      11,280,000     12,503,424        19.35

Distressed Debt:
   Avenue Investments, LP                                  3,766,000      4,035,985         6.25
   Post Opportunity Fund, LP                               3,766,000      4,103,956         6.35
                                                     ---------------------------------------------------
Total Distressed Debt                                      7,532,000      8,139,941        12.60

Equity Market Neutral:
   Analytic US Market Neutral, LLC                         1,318,277      1,342,373         2.08
   LibertyView Fund, LLC                                   1,216,000      1,252,847         1.94
   Thales Fund, LP                                         1,316,000      1,414,103         2.19
                                                     ---------------------------------------------------
Total Equity Market Neutral                                3,850,277      4,009,323         6.21

Long/Short Equity:
   Alydar Fund, LP                                         2,750,000      2,924,404         4.53
   Arience Capital Partners II, LP                         1,023,000      1,183,841         1.83
   Blackmore Partners, LP                                  1,563,000      1,624,829         2.51
   Cantillon Europe, LP                                      850,000        981,003         1.52
   Clovis Capital Partners, LP                             1,273,000      1,409,353         2.18
   Heirloom Partners, LP                                     773,000        834,085         1.29
   Highline Capital Partners, LP                           3,173,000      3,440,094         5.32
   Iron Horse Institutional Partners, LP                     350,000        406,824         0.63
   Southport Millenium Fund, LP                            2,173,000      2,341,257         3.62
   SuNova Partners, LP                                       850,000        969,845         1.50
   Third Point Partners, LP                                2,823,000      3,449,203         5.34
                                                     ---------------------------------------------------
Total Long/Short Equity                                   17,601,000     19,564,738        30.27
                                                     ---------------------------------------------------
Total Investments                                        $55,193,277    $58,945,331         91.22%
                                                     ===================================================
* Investment Funds are non-income producing.


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                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2004

Percentages are based on net assets of $64,617,656. The aggregate cost of investments for tax purposes was $55,193,277. Net unrealized appreciation on investments for tax purposes was $3,752,054 consisting of $4,003,075 of gross unrealized appreciation and $251,021 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 91.22% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

YEAR-END REDEMPTIONS

As of December 31, 2004, the following redemption occurred in the Fund:

   o TCS Capital, LP  $3,357,231

SUBSEQUENT EVENT

The following investments were purchased as of January 1, 2005 (INVESTMENTS ARE NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

   o Alta Partners Discount Convertible Arbitrage, LP  $4,800,000

   o Alta Partners Investment Grade, LP  $4,800,000

   o Alydar Fund, LP  $3,140,000

   o Analytic US Market Neutral, LLC  $1,800,000

   o Avenue Investments, LP  $4,600,000

   o Blackmore Partners, LP  $3,140,000

   o Boathouse Row II, LP $4,500,000

   o Canyon Value Realization Fund, LP  $3,280,000

   o Forest Fulcrum Fund, LP  $4,800,000

   o Heirloom Partners, LP  $3,140,000

   o Highline Capital Partners  $3,140,000

   o LibertyView Fund, LLC  $1,800,000

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2004

SUBSEQUENT EVENT (CONTINUED)

   o Lydian Partners II, LP  $4,800,000

   o Ore Hill Fund, LP  $3,280,000

   o Post Opportunity Fund, LP  $4,600,000

   o Solus, LLC  $3,280,000

   o SRS Strategic Opportunities, LP  $3,280,000

   o SuNova Partners, LP  $3,140,000

   o Thales Fund, LP  $1,800,000

   o The Steeple Capital Fund  $4,500,000

   o Third Point Partners, LP  $6,000,000



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
Kevin P. Robins
                                               President

Date: February 25, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President

Date: February 25, 2005



By (Signature and Title)*                      /s/ Michael J. Leahy
                                               ---------------------
                                               Michael J. Leahy
                                               Treasurer

Date: February 25, 2005

* Print the name and title of each signing officer under his or her signature.